Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of the derivative fair value
The following tables provide a summary of the derivative fair value balances recorded by Exelon and ComEd as of December 31, 2021 and 2020:

December 31, 2021
Mark-to-market derivative liabilities (current liabilities)	$(18)
Mark-to-market derivative liabilities (noncurrent liabilities)	(201)
Total mark-to-market derivative liabilities	$(219)

December 31, 2020
Mark-to-market derivative liabilities (current liabilities)	$(33)
Mark-to-market derivative liabilities (noncurrent liabilities)	(268)
Total mark-to-market derivative liabilities	$(301)